UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2012

DATE OF REPORTING PERIOD: January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (27.3%)
		Consumer Discretionary (5.7%)
13,616,000		DISH Network Corp. 7.125%, 02/01/16	$15,011,640
1,493,000		Gap, Inc. 5.950%, 04/12/21	1,434,779
3,139,000		Goodyear Tire & Rubber Company 8.250%, 08/15/20	3,429,358
8,925,000		Hanesbrands, Inc.‡ 4.146%, 12/15/14	8,969,625
7,028,000		Icahn Enterprises, LP* 8.000%, 01/15/18	7,326,690
4,767,000		J.C. Penney Company, Inc. 7.125%, 11/15/23	4,957,680
		Jaguar Land Rover, PLC*
7,028,000		8.125%, 05/15/21	6,922,580
1,977,000		7.750%, 05/15/18	1,972,058
6,325,000		Jarden Corp.µ 7.500%, 05/01/17	6,815,187
4,392,000		Liberty Media Corp. 8.250%, 02/01/30	4,348,080
2,196,000		Live Nation Entertainment, Inc.*µ 8.125%, 05/15/18	2,283,840
4,291,000		MGM Resorts International 7.500%, 06/01/16	4,323,182
		Royal Caribbean Cruises, Ltd.
11,420,000		7.500%, 10/15/27	11,420,000
4,041,000		7.250%, 06/15/16	4,394,587
3,514,000		Service Corp. International 7.000%, 05/15/19	3,812,690
1,757,000		Toll Brothers Finance Corp.† 5.875%, 02/15/22	1,800,925
1,537,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	1,744,495

			90,967,396

		Consumer Staples (2.0%)
4,963,000		Darling International, Inc. 8.500%, 12/15/18	5,583,375
11,290,000		Post Holdings, Inc.*† 7.375%, 02/15/22	11,713,375
13,177,000		Smithfield Foods, Inc. 7.750%, 07/01/17	14,972,366

			32,269,116

		Energy (5.5%)
19,765,000	NOK	Aker Solutions, ASA 10.700%, 06/26/14	3,653,008
3,838,000		Atwood Oceanics, Inc. 6.500%, 02/01/20	3,991,520
3,075,000		Basic Energy Services, Inc. 7.750%, 02/15/19	3,144,188

2,227,000		Berry Petroleum Company 8.250%, 11/01/16	$2,332,783
2,284,000		Brigham Exploration Company 8.750%, 10/01/18	2,854,429
2,460,000		Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18	2,484,600
3,514,000		Clayton Williams Energy, Inc.* 7.750%, 04/01/19	3,426,150
4,656,000		Complete Production Services, Inc. 8.000%, 12/15/16	4,882,980
3,893,000		Comstock Resources, Inc. 8.375%, 10/15/17	3,756,745
4,832,000		Concho Resources, Inc.µ 8.625%, 10/01/17	5,363,520
		Frontier Oil Corp.
3,936,000		6.875%, 11/15/18	4,054,080
878,000		8.500%, 09/15/16	943,850
2,635,000		GulfMark Offshore, Inc.µ 7.750%, 07/15/14	2,661,350
2,231,000		HollyFrontier Corp. 9.875%, 06/15/17	2,498,720
1,757,000		Pioneer Drilling Company 9.875%, 03/15/18	1,879,990
2,635,000		Pride International, Inc. 8.500%, 06/15/19	3,369,029
		SESI, LLC
4,392,000		6.875%, 06/01/14	4,435,920
3,514,000		7.125%, 12/15/21*	3,821,475
		Swift Energy Company
7,028,000		8.875%, 01/15/20µ	7,502,390
5,671,000		7.125%, 06/01/17	5,699,355
4,032,000		Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	4,294,080
527,000		Unit Corp. 6.625%, 05/15/21	534,905
10,102,000		W&T Offshore, Inc. 8.500%, 06/15/19	10,796,512

			88,381,579

		Financials (1.8%)
14,618,000		Leucadia National Corp.µ 8.125%, 09/15/15	15,787,440
8,785,000		Nuveen Investments, Inc. 10.500%, 11/15/15	9,202,288
3,075,000		OMEGA Healthcare Investors, Inc. 7.500%, 02/15/20	3,351,750

			28,341,478

		Health Care (3.2%)
322,000		AMERIGROUP Corp. 7.500%, 11/15/19	345,345
4,832,000		Endo Pharmaceuticals Holdings, Inc. 7.000%, 07/15/19	5,266,880

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,537,000	Fresenius Med* 5.875%, 01/31/22	$1,575,425
6,588,000	Grifols SA 8.250%, 02/01/18	7,263,270
	Mylan, Inc.*
4,392,000	7.875%, 07/15/20µ	4,897,080
3,659,000	7.625%, 07/15/17	4,038,621
	Valeant Pharmaceuticals International, Inc.*
8,785,000	7.250%, 07/15/22	8,938,737
7,906,000	7.000%, 10/01/20	8,074,003
1,318,000	6.750%, 10/01/17	1,352,598
8,567,000	Warner Chilcott Company, LLC 7.750%, 09/15/18	9,102,437

		50,854,396

	Industrials (2.1%)
4,008,000	Abengoa, SA* 8.875%, 11/01/17	3,927,840
3,514,000	BE Aerospace, Inc. 8.500%, 07/01/18	3,891,755
	Belden, Inc.
1,537,000	7.000%, 03/15/17	1,583,110
549,000	9.250%, 06/15/19	590,175
3,979,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	4,118,265
4,392,000	Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	4,809,240
1,757,000	Terex Corp. 8.000%, 11/15/17	1,783,355
1,225,000	TransDigm Group, Inc. 7.750%, 12/15/18	1,347,500
	Triumph Group, Inc.
5,464,000	8.625%, 07/15/18	6,119,680
1,775,000	8.000%, 11/15/17	1,934,750
4,392,000	WESCO Distribution, Inc. 7.500%, 10/15/17	4,501,800

		34,607,470

	Information Technology (2.3%)
2,635,000	Amkor Technology, Inc. 7.375%, 05/01/18	2,842,506
4,832,000	Audatex North America, Inc.* 6.750%, 06/15/18	4,940,720
	Equinix, Inc.µ
3,953,000	7.000%, 07/15/21	4,298,888
3,690,000	8.125%, 03/01/18	4,114,350
791,000	Fidelity National Information Services, Inc. 7.875%, 07/15/20	893,830
857,000	Hynix Semiconductor, Inc.* 7.875%, 06/27/17	899,850
13,203,000	iGATE Corp. 9.000%, 05/01/16	14,094,202
	Seagate Technology
3,075,000	6.875%, 05/01/20	3,305,625

878,000	7.000%, 11/01/21*	$943,850

		36,333,821

	Materials (2.7%)
1,757,000	Allegheny Ludlum Corp.µ 6.950%, 12/15/25	2,024,189
14,934,000	FMG Resources* 8.250%, 11/01/19	16,091,385
2,837,000	Sealed Air Corp.* 8.125%, 09/15/19	3,156,162
2,671,000	Silgan Holdings, Inc. 7.250%, 08/15/16	2,891,358
	Steel Dynamics, Inc.
5,420,000	7.750%, 04/15/16µ	5,691,000
1,230,000	7.625%, 03/15/20	1,368,375
9,619,000	Union Carbide Corp.~ 7.875%, 04/01/23	11,613,144

		42,835,613

	Telecommunication Services (1.0%)
3,125,000	MetroPCS Wireless, Inc.µ 7.875%, 09/01/18	3,312,500
12,764,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	13,005,393

		16,317,893

	Utilities (1.0%)
14,055,000	AmeriGas Finance Corp. 7.000%, 05/20/22	14,125,275
2,398,000	Calpine Corp.* 7.500%, 02/15/21	2,565,860

		16,691,135

	TOTAL CORPORATE BONDS (Cost $417,453,904)	437,599,897

CONVERTIBLE BONDS (12.1%)
	Consumer Discretionary (1.8%)
15,000,000	Liberty Media Corp. (Time Warner, Inc.)§ 3.125%, 03/30/23	17,587,500
13,164,000	Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	11,222,310

		28,809,810

	Financials (1.4%)
20,020,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	21,996,975

	Health Care (0.3%)
5,000,000	Shire, PLC 2.750%, 05/09/14	5,785,000

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Industrials (0.6%)
9,500,000		Trinity Industries, Inc. 3.875%, 06/01/36	$9,583,125

		Information Technology (5.6%)
11,000,000		Electronic Arts, Inc.*µ 0.750%, 07/15/16	10,436,250
31,500,000		Intel Corp. 2.950%, 12/15/35	35,555,625
14,901,000		Lam Research Corp.*µ 1.250%, 05/15/18	15,217,646
9,900,000		Linear Technology Corp.µ 3.000%, 05/01/27	10,593,000
15,000,000		Nuance Communications, Inc.* 2.750%, 11/01/31	17,625,000

			89,427,521

		Materials (2.4%)
3,933,000		Allegheny Technologies, Inc. 4.250%, 06/01/14	5,343,964
12,500,000		Anglo American, PLC 4.000%, 05/07/14	19,568,750
9,000,000		AngloGold Ashanti, Ltd.µ 3.500%, 05/22/14	10,462,500
2,000,000		Newmont Mining Corp. 3.000%, 02/15/12	2,700,000

			38,075,214

		TOTAL CONVERTIBLE BONDS (Cost $187,563,911)	193,677,645

U.S. GOVERNMENT AND AGENCY SECURITY (1.0%)
15,373,000		United States Treasury Note~ 1.000%, 03/31/12 (Cost $15,391,996)	15,398,227

SOVEREIGN BONDS (1.7%)
		Federative Republic of Brazil
3,921,100	BRL	10.000%, 01/01/14	22,607,233
878,000	BRL	10.000%, 01/01/13	5,085,164

		TOTAL SOVEREIGN BONDS (Cost $26,516,505)	27,692,397

SYNTHETIC CONVERTIBLE SECURITIES (4.8%)
Corporate Bonds (3.8%)
		Consumer Discretionary (0.8%)
1,884,000		DISH Network Corp. 7.125%, 02/01/16	2,077,110
207,000		Gap, Inc. 5.950%, 04/12/21	198,928
434,000		Goodyear Tire & Rubber Company 8.250%, 08/15/20	474,145

1,235,000		Hanesbrands, Inc.‡ 4.146%, 12/15/14	$1,241,175
972,000		Icahn Enterprises, LP* 8.000%, 01/15/18	1,013,310
660,000		J.C. Penney Company, Inc. 7.125%, 11/15/23	686,400
		Jaguar Land Rover, PLC*
972,000		8.125%, 05/15/21	957,420
273,000		7.750%, 05/15/18	272,318
875,000		Jarden Corp.µ 7.500%, 05/01/17	942,812
608,000		Liberty Media Corp. 8.250%, 02/01/30	601,920
304,000		Live Nation Entertainment, Inc.*µ 8.125%, 05/15/18	316,160
594,000		MGM Resorts International 7.500%, 06/01/16	598,455
		Royal Caribbean Cruises, Ltd.
1,580,000		7.500%, 10/15/27	1,580,000
559,000		7.250%, 06/15/16	607,912
486,000		Service Corp. International 7.000%, 05/15/19	527,310
243,000		Toll Brothers Finance Corp.† 5.875%, 02/15/22	249,075
213,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	241,755

			12,586,205

		Consumer Staples (0.3%)
687,000		Darling International, Inc. 8.500%, 12/15/18	772,875
1,562,000		Post Holdings, Inc.*† 7.375%, 02/15/22	1,620,575
1,823,000		Smithfield Foods, Inc. 7.750%, 07/01/17	2,071,384

			4,464,834

		Energy (0.8%)
2,735,000	NOK	Aker Solutions, ASA 10.700%, 06/26/14	505,488
531,000		Atwood Oceanics, Inc. 6.500%, 02/01/20	552,240
425,000		Basic Energy Services, Inc. 7.750%, 02/15/19	434,563
308,000		Berry Petroleum Company 8.250%, 11/01/16	322,630
316,000		Brigham Exploration Company 8.750%, 10/01/18	394,921
340,000		Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18	343,400
486,000		Clayton Williams Energy, Inc.* 7.750%, 04/01/19	473,850
644,000		Complete Production Services, Inc. 8.000%, 12/15/16	675,395

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

539,000	Comstock Resources, Inc. 8.375%, 10/15/17	$520,135
668,000	Concho Resources, Inc.µ 8.625%, 10/01/17	741,480
	Frontier Oil Corp.
544,000	6.875%, 11/15/18	560,320
122,000	8.500%, 09/15/16	131,150
365,000	GulfMark Offshore, Inc.µ 7.750%, 07/15/14	368,650
309,000	HollyFrontier Corp. 9.875%, 06/15/17	346,080
243,000	Pioneer Drilling Company 9.875%, 03/15/18	260,010
365,000	Pride International, Inc. 8.500%, 06/15/19	466,678
	SESI, LLC
608,000	6.875%, 06/01/14	614,080
486,000	7.125%, 12/15/21*	528,525
	Swift Energy Company
972,000	8.875%, 01/15/20µ	1,037,610
784,000	7.125%, 06/01/17	787,920
558,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	594,270
73,000	Unit Corp. 6.625%, 05/15/21	74,095
1,398,000	W&T Offshore, Inc. 8.500%, 06/15/19	1,494,112

		12,227,602

	Financials (0.3%)
2,022,000	Leucadia National Corp.µ 8.125%, 09/15/15	2,183,760
1,215,000	Nuveen Investments, Inc. 10.500%, 11/15/15	1,272,712
425,000	OMEGA Healthcare Investors, Inc. 7.500%, 02/15/20	463,250

		3,919,722

	Health Care (0.4%)
44,000	AMERIGROUP Corp. 7.500%, 11/15/19	47,190
668,000	Endo Pharmaceuticals Holdings, Inc. 7.000%, 07/15/19	728,120
213,000	Fresenius Med* 5.875%, 01/31/22	218,325
912,000	Grifols SA 8.250%, 02/01/18	1,005,480
	Mylan, Inc.*
608,000	7.875%, 07/15/20µ	677,920
506,000	7.625%, 07/15/17	558,498
	Valeant Pharmaceuticals International, Inc.*
1,215,000	7.250%, 07/15/22	1,236,262
1,094,000	7.000%, 10/01/20	1,117,247
182,000	6.750%, 10/01/17	186,778

1,185,000	Warner Chilcott Company, LLC 7.750%, 09/15/18	$1,259,062

		7,034,882

	Industrials (0.3%)
555,000	Abengoa, SA* 8.875%, 11/01/17	543,900
486,000	BE Aerospace, Inc. 8.500%, 07/01/18	538,245
	Belden, Inc.
213,000	7.000%, 03/15/17	219,390
76,000	9.250%, 06/15/19	81,700
551,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	570,285
608,000	Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	665,760
243,000	Terex Corp. 8.000%, 11/15/17	246,645
170,000	TransDigm Group, Inc. 7.750%, 12/15/18	187,000
	Triumph Group, Inc.
756,000	8.625%, 07/15/18	846,720
245,000	8.000%, 11/15/17	267,050
608,000	WESCO Distribution, Inc. 7.500%, 10/15/17	623,200

		4,789,895

	Information Technology (0.3%)
365,000	Amkor Technology, Inc. 7.375%, 05/01/18	393,744
668,000	Audatex North America, Inc.* 6.750%, 06/15/18	683,030
	Equinix, Inc.µ
547,000	7.000%, 07/15/21	594,863
510,000	8.125%, 03/01/18	568,650
109,000	Fidelity National Information Services, Inc. 7.875%, 07/15/20	123,170
118,000	Hynix Semiconductor, Inc.* 7.875%, 06/27/17	123,900
1,827,000	iGATE Corp. 9.000%, 05/01/16	1,950,322
	Seagate Technology
425,000	6.875%, 05/01/20	456,875
122,000	7.000%, 11/01/21*	131,150

		5,025,704

	Materials (0.4%)
243,000	Allegheny Ludlum Corp.µ 6.950%, 12/15/25	279,953
2,066,000	FMG Resources* 8.250%, 11/01/19	2,226,115
393,000	Sealed Air Corp.* 8.125%, 09/15/19	437,212
369,000	Silgan Holdings, Inc. 7.250%, 08/15/16	399,443

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Steel Dynamics, Inc.
750,000		7.750%, 04/15/16µ	$787,500
170,000		7.625%, 03/15/20	189,125
1,331,000		Union Carbide Corp.~ 7.875%, 04/01/23	1,606,934

			5,926,282

		Telecommunication Services (0.1%)
432,000		MetroPCS Wireless, Inc.µ 7.875%, 09/01/18	457,920
1,766,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	1,799,399

			2,257,319

		Utilities (0.1%)
1,945,000		AmeriGas Finance Corp. 7.000%, 05/20/22	1,954,725
332,000		Calpine Corp.* 7.500%, 02/15/21	355,240

			2,309,965

		TOTAL CORPORATE BONDS	60,542,410

U.S. Government and Agency Security (0.1%)
2,127,000		United States Treasury Note 1.000%, 03/31/12	2,130,490

Sovereign Bonds (0.2%)
		Federative Republic of Brazil
542,000	BRL	10.000%, 01/01/14	3,124,919
122,000	BRL	10.000%, 01/01/13	706,595

		TOTAL SOVEREIGN BONDS	3,831,514

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.7%) #
		Consumer Discretionary (0.1%)
240		Priceline.com, Inc. Call, 01/19/13, Strike $520.00	1,954,800

		Information Technology (0.6%)
565		Apple, Inc. Call, 01/19/13, Strike $395.00	4,945,163
6,100		Dell, Inc. Call, 01/19/13, Strike $15.00	2,104,500
5,800		EMC Corp. Call, 01/19/13, Strike $25.00	1,841,500
3,600		Oracle Corp. Call, 01/19/13, Strike $30.00	894,600

			9,785,763

		TOTAL PURCHASED OPTIONS	11,740,563

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $76,087,446)	78,244,977

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.4%)
		Consumer Staples (0.7%)
111,900		Bunge, Ltd. 4.875%	$10,644,488

		Energy (4.1%)
560,000		Apache Corp.µ 6.000%	32,160,800
35,112		Chesapeake Energy Corp.* 5.750%	34,065,015

			66,225,815

		Financials (0.7%)
165,000		MetLife, Inc.µ 5.000%	11,304,150

		Industrials (0.3%)
47,933		Stanley Black & Decker, Inc. 4.750%	5,665,201

		Materials (0.9%)
180,000		Vale, SAµ 6.750%	13,887,000

		Utilities (0.7%)
200,000		NextEra Energy, Inc.µ 7.000%	10,575,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $129,518,994)	118,301,654

COMMON STOCKS (80.2%)
		Consumer Discretionary (1.4%)
400,000		Carnival Corp.µ	12,080,000
300,000		CBS Corp. - Class Bµ	8,544,000
89,912		General Motors Company#	2,159,686

			22,783,686

		Consumer Staples (7.1%)
908,496		Archer-Daniels-Midland Company	26,010,241
850,000		Coca-Cola Companyµ	57,400,500
365,000		Companhia de Bebidas das Americas	13,282,350
250,000		Kimberly-Clark Corp.µ	17,890,000

			114,583,091

		Energy (12.9%)
405,000		Baker Hughes, Inc.	19,897,650
800,000		BP, PLCµ	36,728,000
425,000		Chevron Corp.µ	43,809,000
65,000		CNOOC, Ltd.	13,221,000
545,000		ConocoPhillipsµ	37,174,450
100,000		Diamond Offshore Drilling, Inc.	6,230,000
290,000		Exxon Mobil Corp.µ	24,284,600

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

165,000		Schlumberger, Ltd.	$12,403,050
50,000	EUR	Technip, SA	4,690,666
150,000	EUR	TOTAL, SA	7,927,762

			206,366,178

		Financials (2.4%)
42,000		American International Group, Inc.#	1,054,620
500,000		Bank of America Corp.µ	3,565,000
172,745		Citigroup, Inc.µ	5,306,726
600,000		JPMorgan Chase & Companyµ	22,380,000
158,074		Lincoln National Corp.µ	3,404,914
71,676		Wells Fargo & Company	2,093,656

			37,804,916

		Health Care (16.0%)
455,990		Bristol-Myers Squibb Companyµ	14,701,117
300,000		Eli Lilly and Companyµ	11,922,000
945,000		Johnson & Johnsonµ	62,284,950
2,559,134		Merck & Company, Inc.µ	97,912,467
3,300,000		Pfizer, Inc.µ	70,620,000

			257,440,534

		Industrials (12.7%)
230,000		Boeing Companyµ	17,061,400
795,000		Eaton Corp.µ	38,978,850
3,135,000		General Electric Companyµ	58,655,850
480,000		Honeywell International, Inc.µ	27,859,200
200,000		Illinois Tool Works, Inc.µ	10,606,000
450,000		Masco Corp.µ	5,431,500
205,000	EUR	Siemens, AGµ	19,344,353
335,000		United Technologies Corp.µ	26,247,250

			204,184,403

		Information Technology (17.3%)
1,550,000		Applied Materials, Inc.	19,034,000
279,300		Autodesk, Inc.#	10,054,800
250,000		Canon, Inc.µ	10,712,500
600,000		eBay, Inc.µ#	18,960,000
430,000		EMC Corp.#	11,076,800
1,787,000		Intel Corp.µ	47,212,540
1,625,000		Microsoft Corp.µ	47,986,250
300,000		Nintendo Company, Ltd.µ	5,085,240
2,200,000		Nokia Corp.	11,088,000
800,000		QUALCOMM, Inc.µ	47,056,000
630,000		SAP, AGµ	38,102,400
4,200,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	11,143,219

			277,511,749

		Materials (6.2%)
572,800		Barrick Gold Corp.	$28,216,128
400,000		Dow Chemical Companyµ	13,404,000
700,000		Freeport-McMoRan Copper & Gold, Inc.	32,347,000
300,000		Goldcorp, Inc.µ	14,517,000
175,000		Newmont Mining Corp.	10,759,000

			99,243,128

		Telecommunication Services (4.2%)
1,225,000		AT&T, Inc.µ	36,027,250
450,000	EUR	France Telecom, SA	6,748,555
639,000		Verizon Communications, Inc.µ	24,064,740

			66,840,545

		TOTAL COMMON STOCKS (Cost $1,516,901,075)	1,286,758,230

RIGHTS (0.0%)#
		Consumer Discretionary (0.0%)
280,000		Escrow General Motors Corp. Rights	105,000
150,000		Escrow General Motors Corp. Rights	225,000

		TOTAL RIGHTS (Cost $386,745)	330,000

WARRANTS (0.1%)#
		Consumer Discretionary (0.1%)
81,739		General Motors Company 07/10/16, Strike $10.00	1,236,711
81,739		General Motors Company 07/10/19, Strike $18.33	853,355

		TOTAL WARRANTS (Cost $12,672,791)	2,090,066

SHORT TERM INVESTMENT (3.5%)
57,107,335		Fidelity Prime Money Market Fund - Institutional Class (Cost $57,107,335)	57,107,335

TOTAL INVESTMENTS (138.1%) (Cost $2,439,600,702)			2,217,200,428

LIABILITIES, LESS OTHER ASSETS (-38.1%)			(612,234,554)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$1,604,965,874

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2012.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $167,679,345 or 10.4% of net assets applicable to common shareholders.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $1,116,767,507. $547,848,597 of the collateral has been re-registered by the counterparty.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for swaps. The aggregate value of such securities is $17,218,880.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
NOK	Norwegian Krone
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

INTEREST RATE SWAPS

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	$108,100,000	$(1,128,661)
BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14	90,000,000	(4,148,136)
BNP Paribas, SA	2.9700% quarterly	3 month LIBOR	07/03/14	75,000,000	(4,614,335)
BNP Paribas, SA	2.0200% quarterly	3 month LIBOR	03/09/12	60,000,000	(226,782)
BNP Paribas, SA	3.3550% quarterly	3 month LIBOR	06/09/14	60,000,000	(4,292,184)
BNP Paribas, SA	2.1350% quarterly	3 month LIBOR	07/03/12	52,000,000	(426,885)
BNP Paribas, SA	2.4700% quarterly	3 month LIBOR	06/11/12	40,000,000	(405,644)

					$(15,242,627)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at January 31, 2012.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows:

Cost basis of investments	$2,551,780,449

Gross unrealized appreciation	89,422,806
Gross unrealized depreciation	(424,002,827)

Net unrealized appreciation (depreciation)	$(334,580,021)

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to $735,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended January 31, 2012, the average borrowings under the Agreement and the average interest rate were $576,000,000 and 1.20%, respectively. As of January 31, 2012, the amount of such outstanding borrowings was $576,000,000. The interest rate applicable to the borrowings on January 31, 2012 was 1.20%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows

Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair value of such Lent Securities against the Current Borrowings.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 — WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$437,599,897	$—	$437,599,897
Convertible Bonds		193,677,645		193,677,645
U.S. Government and Agency Security		15,398,227		15,398,227
Sovereign Bonds		27,692,397		27,692,397
Synthetic Convertible Securities (Corporate Bonds)		60,542,410		60,542,410
Synthetic Convertible Securities (U.S. Government and Agency Security)		2,130,490		2,130,490
Synthetic Convertible Securities (Sovereign Bonds)		3,831,514		3,831,514
Synthetic Convertible Securities (Purchased Options)	11,740,563			11,740,563
Convertible Preferred Stocks	63,017,151	55,284,503		118,301,654
Common Stocks	1,286,758,230			1,286,758,230
Rights		330,000		330,000
Warrants	2,090,066			2,090,066
Short Term Investment	57,107,335			57,107,335

Total	$1,420,713,345	$796,487,083	$—	$2,217,200,428

Liabilities:
Interest Rate Swaps	$—	$15,242,627	$—	$15,242,627

Total	$—	$15,242,627	$—	$15,242,627

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments, at Value:
Common Stocks	$38,711,336	$—	$—	$38,711,336

Total	$38,711,336	$—	$—	$38,711,336

*	Transfers to Level 1 from Level 2 were due to the absence of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 22, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 22, 2012